Financial Assets and Financial Liabilities - Summary of Interest-bearing Loans and Borrowings (Detail) ฿ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 THB (฿)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 SGD ($)	Dec. 31, 2019 THB (฿)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 SGD ($)
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Amount	$ 13,781	$ 11,356
Australia Dollars[Member]
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate	3.07%		3.07%	3.07%	3.07%	3.07%
Interest-bearing loans and borrowings, Maturity	Mar. 2045
Interest-bearing loans and borrowings, Amount	$ 3,764			$ 4,883
Renminbi (RMB) [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Maturity	Jun. 2021	Mar. 2020 ~ Sept. 2020
Interest-bearing loans and borrowings, Amount	$ 2,736	$ 2,929			¥ 17,800			¥ 20,400
Renminbi (RMB) [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate	4.50%	5.00%	4.50%	4.50%	4.50%	4.50%	5.00%	5.00%	5.00%
Renminbi (RMB) [Member] | Top Of Range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate	4.90%	5.50%	4.90%	4.90%	4.90%	4.90%	5.50%	5.50%	5.50%
Thai Baht (THB) [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Maturity	Mar. 2021	Jan. 2020 ~ Jun. 2020
Interest-bearing loans and borrowings, Amount	$ 2,488	$ 5,423	฿ 74,176				฿ 161,018
Thai Baht (THB) [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate	0.90%	1.90%	0.90%	0.90%	0.90%	0.90%	1.90%	1.90%	1.90%
Thai Baht (THB) [Member] | Top Of Range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate	1.00%	2.70%	1.00%	1.00%	1.00%	1.00%	2.70%	2.70%	2.70%
Singapore dollars (SGD) [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest-bearing loans and borrowings, Interest rate	2.32%	3.05%	2.32%	2.32%	2.32%	2.32%	3.05%	3.05%	3.05%
Interest-bearing loans and borrowings, Maturity	Apr. 2021	Feb. 2020 ~ Apr. 2020
Interest-bearing loans and borrowings, Amount	$ 4,793	$ 3,004				$ 6,332			$ 4,042